Annual Total Returns (Vanguard Precious Metals and Mining Fund - Investor Shares Retail) (Vanguard Precious Metals and Mining Fund, Vanguard Precious Metals and Mining Fund - Investor Shares)	12 Months Ended
Jan. 31, 2014
Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Annual Total Return
2013	(35.13%)
2012	(12.98%)
2011	(21.70%)
2010	37.45%
2009	76.46%
2008	(56.02%)
2007	36.13%
2006	34.30%
2005	43.79%
2004	8.09%